INVESTMENTS - Net working capital (Details) R$ in Thousands	Dec. 31, 2022 BRL (R$)
Madeira Energia S.A.
Disclosure of associates and joint ventures
Net working capital	R$ 752,010
Norte Energia S.A.
Disclosure of associates and joint ventures
Net working capital	494,493
Teles Pires Participaes S.A.
Disclosure of associates and joint ventures
Net working capital	90,899
Paulista Lajeado Energia S.A.
Disclosure of associates and joint ventures
Net working capital	18,459
Enerpeixe S.A.
Disclosure of associates and joint ventures
Net working capital	271,746
Vamcruz I Participaes S.A.
Disclosure of associates and joint ventures
Net working capital	49,384
Chapecoense Geracao S.A.
Disclosure of associates and joint ventures
Net working capital	35,089
Foz do Chapec Energia S.A.
Disclosure of associates and joint ventures
Net working capital	35,453
Eletronuclears
Disclosure of associates and joint ventures
Net working capital	R$ 712,544